Commitments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Rent expense	$ 45,657	$ 124,419	$ 159,382
Lease description	Omagine leases its executive office in New York under a month to month lease from an unaffiliated third party.	Omagine leases its executive office in New York under a month to month lease from an unaffiliated third party.
Office space [Member]
Other Commitments [Line Items]
Rent expense	$ 35,880	$ 35,880
Lease description	LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year lease which commenced in January 2016.	LLC leases office space in Muscat, Oman from an unaffiliated third party under a one year prepaid lease which commenced in January 2015